Filed pursuant to Rule 497
File No. 333-200595

Maximum Offering of 69,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 7 dated February 12, 2016

to

Prospectus dated October 9, 2015

This Supplement No. 7 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated October 9, 2015 (the “Prospectus”), Supplement No. 1 to the Prospectus dated October 9, 2015, Supplement No. 2 to the Prospectus dated October 13, 2015, Supplement No. 3 to the Prospectus dated November 13, 2015, Supplement No. 4 to the Prospectus dated December 11, 2015, Supplement No. 5 to the Prospectus dated December 17, 2015 and Supplement No. 6 to the Prospectus dated January 19, 2016.

You should carefully consider the “Risk Factors” beginning on page 33 of the Prospectus before you decide to invest.

Decrease in Public Offering Price

On January 28, 2016, in accordance with the pricing policy set forth in the Prospectus, a committee of our board of directors determined that a reduction in the public offering price from $9.25 per share to $9.10 per share was warranted following a decline in our net asset value per share. This decrease will become effective with the weekly closing scheduled to occur on or about January 29, 2016, and will be first applied to subscriptions received from January 22, 2016, through January 28, 2016.

Status of Our Public Offering and Investment Activity

Since commencing operations, we have raised a total of approximately $808 million, which includes the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of February 9, 2016, we have combined proceeds, as well as leverage through our revolving credit facilities with ING Capital and JP Morgan Chase, which we have used to invest $980 million in principal across 89 transactions, the details of which are listed below.

For the quarter ended September 30, 2015, we invested $92.5 million of principal in directly originated transactions across 7 portfolio companies and $2 million of principal in syndicated transactions in 1 portfolio company. As of February 9, 2016, the investment portfolio was comprised of $851.6 million of principal in directly originated transactions across 66 portfolio companies and $128.0 million of principal in syndicated transactions across 23 portfolio companies.

As of February 9, 2016, the weighted-average yield based upon original cost on our portfolio investments was approximately 9.6%, and approximately 94.9% of our portfolio investments were senior secured. As of February 9, 2016, 87.4% of our income-bearing investment portfolio bore interest based on floating rates, such as LIBOR or the Alternate Base Rate (“ABR”), and 12.6% bore interest at fixed rates. The weighted-average yield on income producing investments is computed based upon a combination of the cash flows to date and the contractual interest payments, principal amortization and fee notes due at maturity, without giving effect to closing fees received, base management fees, incentive fees or general fund-related expenses. Each floating-rate loan uses LIBOR or ABR as its floating-rate index. For each floating-rate loan, the projected fixed-rate equivalent coupon rate used to forecast the interest cash flows was calculated by adding the interest-rate spread specified in the relevant loan document to the fixed-rate equivalent LIBOR or ABR rate, with the duration of such fixed-rate return matched to the specific loan, adjusted by the LIBOR or ABR floor and/or cap in place on that loan.

The table below shows our investment portfolio as of February 9, 2016:

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
A2Z Wireless Holdings Inc.	Telecommunications	Senior Secured First Lien Term loans	1/15/2021	LIBOR + 9.000%, 1.000% Floor	10.00	1/15/2016

AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term loans	3/30/2019	LIBOR + 12.000%, 1.000% Floor	11.62	9/30/2014

AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Warrants	—	—	—	9/30/2014

Access Media Holding LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loans	7/22/2020	5.000%, 5.000% PIK	6.74	10/22/2013

Access Media Holding LLC	Media: Broadcasting & Subscription	Preferred Equity	—	—	—	7/23/2015

Access Media Holding LLC	Media: Broadcasting & Subscription	Common Stock	—	—	—	7/23/2015

Advanced Diagnostic Holdings LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	12/11/2020	LIBOR + 8.750%, 0.875% Floor	15.55	12/11/2015

AESC Holding Corp., Inc.	Retail	Senior Secured Second Lien Term Loans	5/27/2019	LIBOR + 9.000%, 1.000% Floor	7.00	11/26/2013

Alpha Media LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term loans	4/30/2021	LIBOR + 6.500%, 1.000% Floor	10.82	6/18/2015

American Beacon Advisors, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	4/30/2023	LIBOR + 8.750%, 1.000% Floor	6.00	3/17/2015

Anaren, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	8/18/2021	LIBOR + 8.250%, 1.000% Floor	10.00	2/27/2014

APCO Holdings Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term loans	1/29/2022	LIBOR + 6.000%, 1.000% Floor	4.50	1/29/2016

Aperture Group LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term loans	8/29/2019	LIBOR + 6.250%, 1.000% Floor	2.43	9/5/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Associated Asphalt Partners, LLC	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	2/15/2018	8.500%	1.78	2/27/2013

Asurion Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term loans	3/3/2021	LIBOR + 7.500%, 1.000% Floor	7.00	12/18/2014

Atrium Innovations, Inc.	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	8/13/2021	LIBOR + 6.750%, 1.000% Floor	5.00	1/29/2014

Aviation Technical Services, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	3/31/2022	LIBOR + 8.500%, 1.000% Floor	22.50	9/30/2015

Backcountry.com, LLC	Retail	Senior Secured First Lien Term loans	6/30/2020	LIBOR + 7.250%, 1.000% Floor	34.92	6/30/2015

Bennu Oil & Gas, LLC	Energy: Oil & Gas	Senior Secured Second Lien Term Loans	11/1/2018	LIBOR + 8.500%, 1.25% Floor, 2.5% PIK	5.57	10/31/2013

Birch Communications Inc.	Telecommunications	Senior Secured First Lien Term loans	7/18/2020	LIBOR + 6.750%, 1.000% Floor	14.53	8/5/2014

Black Angus Steakhouses LLC	Hotel, Gaming & Leisure	Senior Secured First Lien Term loans	4/24/2020	LIBOR + 9.000%, 1.000% Floor	20.15	4/24/2015

Brundage-Bone Concrete Pumping, Inc.	Construction & Building	Senior Secured First Lien Notes	9/1/2021	10.375%	7.50	8/18/2014

Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 9.500%, 1.000% Floor, 1% PIK	15.78	4/28/2014

Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/1/2016	LIBOR + 9.500%, 1.000% Floor, 1% PIK	4.09	10/2/2015

Capstone Nutrition	Healthcare & Pharmaceuticals	Common Stock	—	—	—	4/28/2014

Charming Charlie Inc.	Retail	Senior Secured First Lien Term Loans	12/24/2019	LIBOR + 8.000%, 1.000% Floor	8.83	12/18/2013

Collective Brands Finance Inc.	Retail	Senior Secured Second Lien Term Loans	3/11/2022	LIBOR + 7.500%, 1.000% Floor	6.00	3/6/2014

Contmid Inc.	Automotive	Senior Secured Second Lien Term loans	10/25/2019	LIBOR + 9.000%, 1.000% Floor	27.91	7/24/2014

ConvergeOne Holdings Corp.	Telecommunications	Senior Secured Second Lien Term Loans	6/17/2021	LIBOR + 8.000%, 1.000% Floor	12.50	6/16/2014

Cornerstone Chemical Company	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	3/15/2018	9.375%	2.50	3/4/2013

CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term loans	9/30/2020	LIBOR + 6.750%, 1.000% Floor	3.00	9/30/2014

CRGT Inc.	High Tech Industries	Senior Secured First Lien Term loans	12/19/2020	LIBOR + 6.500%, 1.000% Floor	4.81	12/18/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Warrants	—	—	—	11/10/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term loans	11/10/2019	LIBOR + 9.000%, 1.500% Floor	19.52	11/10/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term loans	2/10/2018	LIBOR + 9.000%, 1.500% Floor PIK	4.07	11/10/2014

Drew Marine Partners, LP	Transportation: Cargo	Senior Secured Second Lien Term Loans	5/19/2021	LIBOR + 7.000%, 1.000% Floor	10.00	12/10/2013

Dynamic Energy Services International LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	3/6/2018	LIBOR + 8.500%, 1.000% Floor	9.13	3/3/2014

EarthLink, Inc.	Telecommunications	Senior Secured First Lien Notes	6/1/2020	7.375%	2.45	7/17/2013

First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Notes	12/31/2020	12.000%	5.63	12/28/2015

First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Preferred Equity	—	—	—	12/28/2015

FKI Security Group LLC	Capital Equipment	Senior Secured First Lien Term Loans	3/30/2020	LIBOR + 8.500%, 1.000% Floor	14.72	3/30/2015

Frontier Communications Corp.	Telecommunications	Senior Secured First Lien Notes	9/15/2022	10.250%	2.00	9/11/2015

Gastar Exploration USA, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	5/15/2018	8.625%	5.40	5/10/2013

Genex Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	5/30/2022	LIBOR + 7.750%, 1.000% Floor	9.50	5/22/2014

GK Holdings, Inc.	Services: Business	Senior Secured Second Lien Term Loans	1/20/2022	LIBOR + 9.500%, 1.000% Floor	10.00	1/30/2015

Green Field Energy Services, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	11/15/2016	13.000%	0.77	5/23/2012

GTCR Valor Companies, Inc.	High Tech Industries	Senior Secured First Lien Term Loans	5/30/2021	LIBOR + 5.000%, 1.000% Floor	2.91	5/22/2014

GTCR Valor Companies, Inc.	High Tech Industries	Senior Secured Second Lien Term Loans	11/30/2021	LIBOR + 8.500%, 1.000% Floor	4.00	5/22/2014

HBC Holdings, LLC	Consumer goods: Durable	Senior Secured First Lien Term loans	3/30/2020	LIBOR + 5.750%, 1.000% Floor	14.81	9/30/2014

Heligear Acquisition Co.	Aerospace & Defense	Senior Secured First Lien Notes	10/7/2019	10.250%	15.00	9/30/2014

Hill International, Inc.	Construction & Building	Senior Secured First Lien Term loans	9/26/2020	LIBOR + 6.750%, 1.000% Floor	16.79	9/30/2014

Holland Acquisition Corp.	Energy: Oil & Gas	Senior Secured First Lien Term Loans	5/29/2018	LIBOR + 9.000%, 1.000% Floor	4.55	9/26/2013

Ignite Restaurant Group, Inc.	Retail	Senior Secured First Lien Term loans	2/13/2019	LIBOR + 7.000%, 1.000% Floor	9.31	8/18/2014

IHS Intermediate, Inc.	Services: Business	Senior Secured Second Lien Term Loans	7/20/2022	LIBOR + 8.250%, 1.000% Floor	25.00	7/20/2015

Interface Security Systems, Inc.	Services: Consumer	Senior Secured First Lien Notes	1/15/2018	9.250%	2.89	1/15/2013

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Invision Diversified, LLC	Services: Business	Senior Secured First Lien Term loans	6/30/2020	LIBOR + 8.500%, 1.000% Floor	24.88	6/30/2015

IPS Corporation	Wholesale	Senior Secured First Lien Term loans	2/5/2021	LIBOR + 6.250%, 1.000% Floor	9.88	3/5/2015

IronGate Energy Services, LLC	Energy: Oil & Gas	Senior Secured First Lien Notes	7/1/2018	11.000%	3.00	6/26/2013

Isola USA Corp.	High Tech Industries	Senior Secured First Lien Term Loans	11/29/2018	LIBOR + 8.250%, 1.000% Floor	5.72	1/24/2014

JAC Holding Corp.	Automotive	Senior Secured First Lien Notes	10/1/2019	11.500%	12.00	9/26/2014

Jordan Reses Supply Company, LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term loans	4/24/2020	LIBOR + 11.000%, 1.000% Floor	5.00	10/24/2014

Liquidnet Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	5/22/2019	LIBOR + 6.750%, 1.000% Floor	6.48	5/3/2013

Livingston International, Inc.	Transportation: Cargo	Senior Secured Second Lien Term Loans	4/18/2020	LIBOR + 7.750%, 1.250% Floor	2.66	4/16/2013

Loar Group Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	7/12/2022	LIBOR + 9.250%, 1.000% Floor	12.00	1/12/2016

LTCG Holdings Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	6/6/2020	LIBOR + 5.000%, 1.000% Floor	2.84	6/5/2014

Nathan’s Famous, Inc.	Beverage, Food & Tobacco	Senior Secured First Lien Notes	3/15/2020	10.000%	7.00	2/27/2015

Nation Safe Drivers Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term loans	9/29/2020	LIBOR + 8.000%, 2.000% Floor	20.68	9/29/2014

New Media Holdings II LLC	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term loans	6/4/2020	LIBOR + 6.250%, 1.000% Floor	18.23	9/15/2014

Newpage Corporation	Containers, Packaging & Glass	Senior Secured First Lien Term Loans	2/11/2021	LIBOR + 8.250%, 1.250% Floor	9.75	2/5/2014

Nomida LLC	Construction & Building	Senior Secured First Lien Term Loans	12/1/2020	10.000%	8.10	11/17/2015

Nomida LLC	Construction & Building	Equity	—		—	11/17/2015

Novetta Solutions LLC	High Tech Industries	Senior Secured Second Lien Term loans	10/15/2023	LIBOR + 8.500%, 1.000% Floor	11.00	10/1/2015

Omnitracs, Inc.	High Tech Industries	Senior Secured Second Lien Term Loans	5/25/2021	LIBOR + 7.750%, 1.000% Floor	7.00	10/29/2013

Oxford Mining Company, LLC	Metals & Mining	Senior Secured First Lien Term loans	12/31/2018	LIBOR + 8.500%, 0.750% Floor, 3.000% PIK	20.16	12/31/2014

Physiotherapy Corporation	Healthcare & Pharmaceuticals	Senior Secured First Lien Term loans	6/4/2021	LIBOR + 4.750%, 1.000% Floor	7.46	6/4/2015

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Reddy Ice Group, Inc.	Beverage, Food & Tobacco	Senior Secured Second Lien Term Loans	10/1/2019	LIBOR + 9.500%, 1.250% Floor	2.00	3/28/2013

Research Now Group Inc.	Services: Business	Senior Secured Second Lien Term Loans	3/18/2022	LIBOR + 8.750%, 1.000% Floor	15.00	3/18/2015

Response Team Holdings, LLC	Construction & Building	Senior Secured First Lien Term Loans	3/28/2019	LIBOR + 8.500%, 2.000% Floor, 1.000% PIK	16.19	3/28/2014

Response Team Holdings, LLC	Construction & Building	Preferred Equity	3/28/2019	12.000% PIK	3.43	3/28/2014

Response Team Holdings, LLC	Construction & Building	Warrants	—	—	—	3/28/2014

School Specialty, Inc.	Wholesale	Senior Secured First Lien Term Loans	6/11/2019	LIBOR + 8.500%, 1.000% Floor	10.09	5/29/2013

Ship Supply Acquisition Corporation	Services: Business	Senior Secured First Lien Term loans	7/31/2020	LIBOR + 8.000%, 1.000% Floor	24.38	7/31/2015

Sizzling Platter, LLC	Beverage, Food & Tobacco	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 7.500%, 1.000% Floor	15.00	4/28/2014

Software Paradigms International Group, LLC	High Tech Industries	Senior Secured First Lien Term loans	5/22/2020	LIBOR + 8.000%, 1.000% Floor	33.46	5/22/2015

Southwest Dealer Services, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	3/16/2020	LIBOR + 6.000%, 1.000% Floor	2.68	3/16/2015

Survey Sampling International, LLC	Media: Advertising, Printing & Publishing	Senior Secured Second Lien Term loans	12/16/2021	LIBOR + 9.000%, 1.000% Floor	24.00	12/12/2014

Techniplas LLC	Automotive	Senior Secured First Lien Notes	5/1/2020	10.000%	6.00	4/24/2015

The Garretson Resolution Group, Inc.	Services: Business	Senior Secured First Lien Term loans	5/22/2021	LIBOR + 6.500%, 1.000% Floor	9.88	5/22/2015

Touchtunes Interactive Networks, Inc.	Media: Diversified & Production	Senior Secured Second Lien Term loans	5/29/2022	LIBOR + 8.250%, 1.000% Floor	7.50	5/28/2015

TravelCLICK, Inc.	Hotel, Gaming & Leisure	Senior Secured Second Lien Term Loans	11/6/2021	LIBOR + 7.750%, 1.000% Floor	6.00	5/8/2014

True Religion Apparel, Inc.	Consumer goods: Non-durable	Senior Secured Second Lien Term Loans	1/30/2020	LIBOR + 10.000%, 1.000% Floor	4.00	7/29/2013

TwentyEighty, Inc.	Services: Business	Senior Secured First Lien Term loans	9/30/2019	LIBOR + 5.750%, 1.000% Floor	24.06	8/8/2014

U.S. Auto Sales Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term loans	6/8/2020	LIBOR + 10.500%, 1.000% Floor	5.50	6/8/2015

U.S. Well Services, LLC	Energy: Oil & Gas	Warrants	2/21/2019	—	—	8/16/2012

Valence Surface Technologies, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term loans	6/13/2019	LIBOR + 5.500%, 1.000% Floor	4.68	6/12/2014

Velocity Pooling Vehicle, LLC	Automotive	Senior Secured Second Lien Term Loans	5/14/2022	LIBOR + 7.250%, 1.000% Floor	20.63	6/3/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Vestcom International Inc.	Services: Business	Senior Secured Second Lien Term loans	9/30/2022	LIBOR + 7.750%, 1.000% Floor	5.00	9/30/2014

Watermill-QMC Midco, Inc.	Automotive	Senior Secured First Lien Term loans	6/30/2020	12.000%, 1.000% PIK	26.66	6/30/2015

Watermill-QMC Midco, Inc.	Automotive	Equity	—	—	—	6/30/2015

YP LLC	Services: Business	Senior Secured First Lien Term loans	6/4/2018	LIBOR + 6.750%, 1.250% Floor	3.13	2/13/2014

Z Gallerie LLC	Consumer goods: Durable	Senior Secured First Lien Term loans	10/8/2020	LIBOR + 6.500%, 1.000% Floor	4.73	10/8/2014

Total non-controlled/non-affiliated investments					$945.30

Sierra Senior Loan Strategy JV I LLC	Multi-Sector Holdings	Equity/Other	—	—	34.27	7/15/2015

Total controlled/affiliated investments					$34.27

Federated Prime Obligations Fund	—	Money market fund	—	0.010%	29.57	—

Total money market fund					$29.57

*	Reflects the current interest rate as of February 9, 2016

Form of Subscription Agreements

Each of the Form of Subscription Agreement, Form of Additional Subscription Agreement and Form of Multi-Offering Subscription Agreement found in Appendix A to this supplement replaces, respectively, the corresponding Form of Subscription Agreement, Form of Additional Subscription Agreement and Form of Multi-Offering Subscription Agreement found in Appendix A of the Prospectus.

Appendix A

SUBSCRIPTION AGREEMENT

1. Investment

Amount of Subscription: State of Sale:

Minimum Initial Investment is $2,000 ($2500 for TN).

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

Payment will be made with: Enclosed Check Funds Wired Funds to Follow

2. Account Type - Check One Box Only

Non-Qualified Registration Types

Individual (If TOD, attach application) Joint Tenant* (If TOD, attach application) Tenants in Common* Community Property* Trust** Non-Profit Organization**

UGMA: State of UTMA: State of Corporation**

S-Corp C-Corp

(Will default to S-Corp if nothing is marked)

Partnership**

Other (Specify)

Traditional (Individual) IRA

Simple IRA

Beneficial IRA Decedent’s name: Profit Sharing Plan** KEOGH Plan**

SEP IRA

ROTH IRA

Pension Plan**

*All parties must sign. ** Please attach pages of trust/plan document (or corporate resolution) which lists the names of trust/plan, trustees, signatures and date. The Certification of Investment Powers for Trust Accounts form may be completed in lieu of providing trust documents.

For Non-Qualified Custodial Accounts and All Qualified Accounts, please complete Section 5

3. Investor Information - SSN or TIN Required

Investor #1 Name: SSN/Tax ID: DOB:

Investor #2 Name: SSN/Tax ID: DOB:

Street Address:

City: State: Zip Code:

Optional Mailing Address:

City: State: Zip Code:

Phone (day): Phone (evening):

E-mail:

US Citizen Foreign citizen, country:

US Citizen residing outside the US

Check here if you are subject to backup withholding

4. Investment Title - SSN or TIN Required

Please print names in which shares of common stock are to be registered. Include trust name if applicable. If IRA or qualified plan, include both custodian and investor names and Tax ID Numbers. If same as above, write “Same.” (This is the name that will appear on your statement.)

Title Line 1: Title Line 2:

Primary SSN/TIN: Secondary SSN/TIN:

CURRENT FORM AS OF 2/3/16 VERSION V

5. Custodian/Trustee Information

Make checks payable to the custodian and send ALL paperwork directly to the custodian.

Trustee Name: Trustee Address 1: Trustee Address 2:

Trustee City: State: Zip Code: Trustee Telephone Number: Trustee Tax Identification Number: Investor’s Account Number with Trustee:

Important Note About Proxy Voting: By signing this subscription agreement, Custodian/Trustee authorizes the investor to vote the number of shares of common stock of Sierra Income Corporation that are beneficially owned by the investor as refiected on the records of Sierra Income Corporation as of the applicable record date at any meeting of the stockholders of Sierra Income Corporation. This authorization shall remain in place until revoked in writing by Custodian/Trustee. Sierra Income Corporation is hereby authorized to notify the investor of his or her right to vote consistent with this authorization.

6. Distribution Information (Choose one of the following options)

(If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian’s approval.) Please see Section 6 (Distribution Information) of the Investor Instructions accompanying this Subscription Agreement for additional information. If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus, you will promptly provide written notification to: Sierra Income Corporation, c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105.

% of Distribution

I prefer to participate in the Distribution Reinvestment Plan, as described in the Prospectus.

Send distributions via check to investor’s home address (or for Qualified Plans to the address listed in Section 5)

Send distributions via check to the alternate payee listed here (not available for Qualified Plans without custodial approval)

Name: Address:

City: State: Zip Code: Account Number:

Direct Deposit (Attach Voided Check) I authorize Sierra Income Corporation or its agent to deposit my distributions in the checking or savings account identified below. This authority will remain in force until I notify Sierra Income Corporation in writing to cancel it. In the event that Sierra Income Corporation deposits funds erroneously into my account, Sierra Income Corporation is authorized to debit my account for an amount not to exceed the amount of the erroneous deposit. (not available for custodial held accounts without the custodian’s approval)

Financial Institution Name: % of Distribution: Checking ABA/ Routing Number: Account Number: Savings

7. Broker-Dealer and Registered Representative Information

Broker-Dealer Name:

Representative Name: Rep Number: Representative’s Firm Name: Branch ID:

Representative’s Address:

Representative’s City: State: Zip Code: Representative’s Phone: Representative’s Fax Number: Representative’s E-mail Address:

This Subscription was made as follows:

Through a participating Broker-Dealer Through a participating RIA* unaffiliated with a participating Broker-Dealer

Shares are being purchased net of commissions

*RIAs must first execute a firm level RIA Placement Agreement with SC Distributors (the Dealer Manager for Sierra Income Corporation) before conducting business. To obtain an RIA Placement Agreement or for additional questions please contact SC Distributors at: 877-907-1148.

Volume Discount**: The subscriber is a qualifying purchaser and may combine this purchase for the purpose of qualifying for a volume discount. Account to be combined with:

Investor Name:

Account Number:

SSN/TIN:

**Any combination request will be subject to our verification that the subscriptions to be combined are made by a single qualifying purchaser. Please see “Volume Discounts” section of the prospectus for further information on volume discount qualifications.

CURRENT FORM AS OF 2/3/16 VERSION V

Based on the information I obtained from the subscriber regarding the subscriber’s financial situation and investment objectives, I hereby certify to Sierra Income Corporation that I have reasonable grounds for believing that the purchase of the Shares by the Subscriber is a suitable and appropriate investment for this Subscriber.

Signature of Financial Representative: Date:

(If required by Broker-Dealer)

Branch Manager Signature: Date:

8. Electronic Delivery (optional)

Instead of receiving paper copies of this Prospectus, our Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from Sierra Income Corporation. If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing below, I acknowledge and agree that I will not receive paper copies of any stockholder communications unless (i) I notify Sierra Income Corporation that I am revoking this election with respect to all stockholder communications or (ii) I specifically request that Sierra Income Corporation send a paper copy of a particular stockholder communications to me. Sierra Income Corporation has advised me that I have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. I also understand that I have the right to request a paper copy of any stockholder communication.

By electing electronic delivery, I understand that I may incur certain costs associated with spending time online and downloading and printing stockholder communications and I may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair my timely receipt of or access to stockholder communications.

Electronic Delivery Acknowledgement Only

Signature of Investor: Date: Signature of Joint Investor: Date: E-mail: (If blank—email from Section 3 will be used)

9. Subscriber Signatures

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner Co-Owner I have received the final Prospectus of Sierra Income Corporation at least five business days before signing the Subscription Agreement.

Owner Co-Owner I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.” I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner I am purchasing the shares for the account referenced in Section 4.

Owner Co-Owner I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA

Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner Alabama: In addition to the suitability standards noted above, the Alabama Securities Commission requires that this investment will only be sold to Alabama residents who represent that they have a liquid net worth of at least 10 times their investment in this program and other similar programs.

Owner Co-Owner California: In addition to the suitability standards noted above, a California investor’s total investment in us shall not exceed 10% of his or her net worth.

Owner Co-Owner Idaho: In addition to the suitability standards above, the state of Idaho requires that each Idaho investor will not invest in the aggregate, more than 10% of his or her liquid net worth in shares of Sierra Income Corporation’s common stock. Liquid net worth is defined as that portion of net worth consisting of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Iowa: In addition to the suitability standards noted above, an Iowa investor’s total investment in shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

CURRENT FORM AS OF 2/3/16 VERSION V

9. Subscriber Signatures, continued

Owner Co-Owner Kentucky: In addition to the suitability standards noted above, all Kentucky residents who invest in Sierra Income Corporation’s securities must have a minimum gross annual income of $70,000 and a minimum net worth of $70,000 (as defined in the North American Securities Administrators Association’s (NASAA) Statement of Policy Regarding Real Estate Investment Trust (“SOP”)), or a minimum net worth alone of at least $250,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth (cash, cash equivalents and readily marketable securities) in Sierra Income Corporation’s shares or the shares of Sierra Income Corporation’s affiliates’ nonpublicly traded business development companies.

Owner Co-Owner Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner Massachusetts: In addition to the suitability standards noted above, Massachusetts investors may not invest more than 10% of their liquid net worth in this offering and in other illiquid direct participation programs. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner Nebraska: In addition to the suitability standards noted above, a Nebraska investors must have (i) either (a) an annual gross income of at least $100,000 and a net worth of at least $250,000, or (b) a net worth of at least $350,000; and (ii) Nebraska investors must limit their aggregate investment in this offering and in the securities of other non-traded business development companies (BDCs) to 10% of such investor’s net worth (exclusive of home, home furnishings, and automobiles). An investment by a Nebraska investor who is an accredited investor within the meaning of the federal securities laws is not subject to the foregoing limitations.

Owner Co-Owner New Jersey: In addition to the suitability standards noted above, New Jersey investors must have either (a) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000, or (b) a minimum liquid net worth of $350,000. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, a New Jersey investor’s investment in us, our affiliates, and other non-publicly traded direct investment programs (including real estate investment trusts, business development companies, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and state exempt private offerings) may not exceed ten percent (10%) of his or her liquid net worth.

Owner Co-Owner New Mexico: In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner North Dakota: In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

Owner Co-Owner Ohio: In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner Oklahoma: In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles).

Owner Co-Owner Oregon: In addition to the suitability standards noted above, an Oregon investor must limit his her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles).

Owner Co-Owner Tennessee: In addition to the suitability standards noted above, investors who reside in the state of Tennessee must have either (i) a liquid net worth of $100,000 and minimum annual gross income of $100,000 or (ii) a minimum liquid net worth of $500,000. In addition, a Tennessee investor’s total investment in us shall not exceed 10% of his or her liquid net worth.

Owner Co-Owner Texas: In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, SIERRA INCOME CORPORATION WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

CURRENT FORM AS OF 2/3/16 VERSION V

9. Subscriber Signatures, continued

By signing below, you also acknowledge that:

You do not expect to be able to sell your shares regardless of how we perform.

If you are able to sell your shares, you will likely receive less than your purchase price.

We do not intend to list our shares on any securities exchange during or for what may be a significant time after the offering period, and we do not expect a secondary market in the shares to develop.

Beginning the second quarter of 2013, we intend to implement a share repurchase program, but only a limited number of shares are eligible for repurchase by us. In addition, any such repurchases will be at a price equal to our most recently disclosed net asset value per share immediately prior to the date of repurchase.

You may not have access to the money you invest for an indefinite period of time.

An investment in our shares is not suitable for you if you need access to the money you invest.

Because you will be unable to sell your shares, you will be unable to reduce your exposure in any market downturn.

Distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

Previous distributions to stockholders were funded from temporary fee reductions that are subject to repayment to our Adviser. These distributions were not based on our investment performance and may not continue in the future. If our Adviser had not agreed to make expense support payments, these distributions would have come from your paid in capital. The reimbursement of these payments owed to our Adviser will reduce the future distributions to which you would otherwise be entitled.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt from backup withholding, (b) because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian: Date:

The Subscription Agreement, together with a check made payable to “UMB Bank, N.A., as Agent for Sierra Income Corporation” for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

For Payments (including wires):

Regular Mail

Investment Processing Department c/o DST Systems, Inc.

P.O. Box 219731

Kansas City, MO 64121-9731 Investors: 888.292.3178

Financial Advisors: 877.907.1148

Overnight Mail

Investment Processing Department c/o DST Systems, Inc.

430 W. 7th Street Kansas City, MO 64105 Investors: 888.292.3178

Financial Advisors: 877.907.1148

Subscription Agreements may be faxed to:

855.223.2474

Payments may be wired to:

UMB Bank, N.A., as Agent for Sierra Income Corporation 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: 9871976289 FAO: (Include Account Title)

Investor Instructions

(not required to be returned with Subscription Agreement)

Please follow these instructions carefully. Failure to do so could result in the rejection of your subscription.

1. Investment

PLEASE NOTE: We do not accept money orders, traveler’s checks, starter checks, foreign checks, counter checks, third-party checks or cash.

Generally, you must initially invest at least $2,000 ($2500 for TN) in our shares to be eligible to participate in this offering. In order to satisfy this minimum purchase requirement, unless otherwise prohibited by state law, a husband and wife may jointly contribute funds from their separate IRAs, provided that each such contribution is made in increments of $100. You should note that an investment in our shares will not, in itself, create a retirement plan and that, in order to create a retirement plan, you must comply with all applicable provisions of the Code. If you have satisfied the applicable minimum purchase requirement, any additional purchase must be in increments of $500. The investment minimum for subsequent purchases does not apply to shares purchased pursuant to our distribution reinvestment plan.

2. Account Type - Check One Box Only

Please check the appropriate box to indicate the account type of the subscription.

3. Investor Information - SSN or TIN Required

You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner.

Enter the name(s), mailing address and telephone numbers of the registered owner of the investment. Partnerships, corporations and other organizations should include the name of an individual to whom correspondence should be addressed.

All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9, you are certifying that this number is correct.

4. Investment Title - SSN or TIN Required

All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9, you are certifying that this number is correct.

Please print the exact name(s) in which shares are to be registered. Include the trust/entity name, if applicable. If the account is Qualified, include the names and taxpayer identification numbers of the investor and the custodian or trustee.

5. Custodian/Trustee Information

Make checks payable to the custodian and send ALL paperwork directly to the custodian.

If you wish to purchase shares through an IRA, and need an IRA account, First Trust Retirement has agreed to serve as IRA custodian for such purpose. Sierra Income Corporation will pay the first-year annual IRA maintenance fees of such accounts with First Trust Retirement. Thereafter, investors will be responsible for the annual IRA maintenance fees. Further information about custodial services is available through your broker or our dealer manager.

Complete this section if the registered owner of the investment will be a Custodian Plan or Trust.

6. Distribution Information (Choose one or more of the following options)

PLEASE NOTE: If you elect to participate in the Distribution Reinvestment Plan, Sierra Income Corporation requests that if at any time there is a material change in your financial condition, including failure to meet the income and net worth standards imposed by your state of residence and set forth in the Prospectus and the Subscription Agreement relating to such investment, you promptly notify Sierra Income Corporation in writing of that fact at Sierra Income Corporation, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105. This request in no way shifts the responsibility of Sierra Income Corporation’s sponsor, and participating Broker-Dealers and Registered Investment Advisors recommending the purchase of shares in this offering to make every reasonable effort to determine that the purchase of shares in this offering is a suitable and appropriate investment based on information provided by you.

Complete this section to enroll in the Distribution Reinvestment Plan, to elect to receive distributions by direct deposit and/or to elect to receive distributions by check. If you elect direct deposit, you must attach a voided check with this completed Subscription Agreement. If you choose to enroll in the DRP, all of your distributions will be reinvested through the Distribution Reinvestment Plan. (If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian’s approval.)

CURRENT FORM AS OF 2/3/16 VERSION V

7. Broker-Dealer and Registered Representative Information

PLEASE NOTE: The Broker-Dealer or Registered Investment Advisor must complete and sign this section of the Subscription Agreement. All Fields are Mandatory.

Required Representations: By signing Section 7, the registered representative of the Broker-Dealer or Registered Investment Advisor confirms on behalf of the Broker-Dealer that he or she:

• has reasonable grounds to believe the information and representations concerning the investor identified herein are true, correct, and complete in all respects;

• has discussed the investor’s prospective purchase of shares with such investor;

• has advised such investor of all pertinent facts with regard to the lack of liquidity and marketability of the shares and other fundamental risks related to the investment in the shares, the restrictions on transfer of the shares and the risk that the investor could lose his or her entire investment in the shares;

• has delivered to the investor the Prospectus required to be delivered in connection with this subscription;

• has reasonable grounds to believe the investor is purchasing these shares for the account referenced in Section 4, and

• has reasonable grounds to believe the purchase of shares is a suitable investment for such investor, and such investor meets the suitability standards applicable to the investor set forth in the Prospectus and such investor is in a financial position to enable the investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto.

In addition, the registered representative of the Broker-Dealer or Registered Investment Advisor represents that he or she and the Broker-Dealer, (i) are duly licensed and may lawfully offer and sell the shares in the state where the investment was made and in the state designated as the investor’s legal residence in Section 3; and (ii) agree to maintain records of the information used to determine that an investment in shares is suitable and appropriate for the investor for a period of six years.

8. Electronic Delivery (optional)

Instead of receiving paper copies of this Prospectus, our Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from Sierra Income Corporation If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing the Subscription Agreement in Section 8, you acknowledge and agree that you will not receive paper copies of any stockholder communications unless (i) you notify Sierra Income Corporation that you are revoking this election with respect to all stockholder communications or (ii) you specifically request that Sierra Income Corporation send a paper copy of a particular stockholder communications to you. Sierra Income Corporation has advised you that you have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. You also understand that you have the right to request a paper copy of any stockholder communication. By electing electronic delivery, you understand that you may incur certain costs associated with spending time online and downloading and printing stockholder communications and you may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair your timely receipt of or access to stockholder communications.

9. Subscriber Signatures

Please separately initial each of the representations in paragraph (1) through (5). If an Alabama resident you must also initial paragraph (6), if a California resident you must also initial paragraph (7), if an Idaho resident you must also initial paragraph (8), if an Iowa resident you must also initial paragraph (9), if a Kansas resident you must also initial paragraph (10), if a Kentucky resident you must also initial paragraph (11), if a Maine resident you must also initial paragraph (12), if a Massachusetts resident you must also initial paragraph (13), if a Nebraska resident you must also initial paragraph (14), if a New Jersey resident you must also initial paragraph (15), if a New Mexico resident you must also initial paragraph (16), if a North Dakota resident you must also initial paragraph (17), If an Ohio resident you must also initial paragraph (18), if an Oklahoma resident you must also initial paragraph (19), if an Oregon resident you must also initial paragraph (20), if a Tennessee resident you must also initial paragraph (21) and if a Texas resident you must also initial paragraph (22). Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

Please refer to the Prospectus under “Suitability Standards” to verify that you meet the minimum suitability standards imposed by the state of your primary residence.

By signing this Subscription Agreement, you agree to provide the information in Section 9 of the agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

2/16 SI0017-V

ADDITIONAL SUBSCRIPTION

This form may be used by any current investor in Sierra Income Corporation who desires to purchase additional shares of Sierra Income Corporation. Investors who acquired shares through a transfer of ownership or transfer of death and wish to make additional investments must complete the Sierra Income Corporation Subscription Agreement.

1. Investment Information

Amount of Subscription: State of Sale:

Minimum Additional Investment is $500.

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

2. Account Number

Account Number:

3. Investor Information - SSN or TIN Required

Please print names in which shares of common stock are registered. Title Line 1: Title Line 2:

Primary SSN/TIN: Secondary SSN/TIN:

Primary Investor is: Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA)

Secondary Investor is: Additional Account holder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA)

Primary Investor Name: SSN/TIN: DOB: Secondary Investor Name: SSN/TIN: DOB:

Please indicate if mailing address has changed since initial investment in Sierra Income Corporation Yes No If “yes”, please print new address below:

Street Address:

City: State: Zip Code:

4. Broker - Dealer and Registered Representative Information

Broker-Dealer Name:

Representative Name: Rep Number:

Representative’s Firm Name: Branch ID:

Representative’s Address:

Representative’s City: State: Zip Code: Representative’s Phone: Representative’s Fax Number: Representative’s E-mail Address:

This Subscription was made as follows:

Through a participating Broker-Dealer Through a participating RIA* unaffiliated with a participating Broker-Dealer

Shares are being purchased net of commissions

*RIAs must first execute a firm level RIA Placement Agreement with SC Distributors (the Dealer Manager for Sierra Income Corporation) before conducting business. To obtain an RIA Placement Agreement or for additional questions please contact SC Distributors at: 877-907-1148.

CURRENT FORM AS OF 2/3/16 VERSION N

4. Broker - Dealer and Registered Representative Information, continued

Volume Discount**: The subscriber is a qualifying purchaser and may combine this purchase for the purpose of qualifying for a volume discount.

Account to be combined with:

Investor Name: Account Number: SSN/TIN:

**Any combination request will be subject to our verification that the subscriptions to be combined are made by a single qualifying purchaser. Please see “Volume Discounts” section of the prospectus for further information on volume discount qualifications.

Based on the information I obtained from the subscriber regarding the subscriber’s financial situation and investment objectives, I hereby certify to Sierra Income Corporation that I have reasonable grounds for believing that the purchase of the shares by the Subscriber is a suitable and appropriate investment for this Subscriber.

Signature of Financial Representative: Date:

(If required by Broker-Dealer)

Branch Manager Signature: Date:

5. Subscriber Signatures

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner Co-Owner I have received the final Prospectus of Sierra Income Corporation at least five business days before signing the Subscription Agreement.

Owner Co-Owner I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.” I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner I am purchasing the shares for the account referenced in Section 3.

Owner Co-Owner I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA

Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner Alabama: In addition to the suitability standards noted above, the Alabama Securities Commission requires that this investment will only be sold to Alabama residents who represent that they have a liquid net worth of at least 10 times their investment in this program and other similar programs.

Owner Co-Owner California: In addition to the suitability standards noted above, a California investor’s total investment in us shall not exceed 10% of his or her net worth.

Owner Co-Owner Idaho: In addition to the suitability standards above, the state of Idaho requires that each Idaho investor will not invest in the aggregate, more than 10% of his or her liquid net worth in shares of Sierra Income Corporation’s common stock. Liquid net worth is defined as that portion of net worth consisting of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Iowa: In addition to the suitability standards noted above, an Iowa investor’s total investment in shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Kentucky: In addition to the suitability standards noted above, all Kentucky residents who invest in Sierra Income Corporation’s securities must have a minimum gross annual income of $70,000 and a minimum net worth of $70,000 (as defined in the North American Securities Administrators Association’s (NASAA) Statement of Policy Regarding Real Estate Investment Trust (“SOP”)), or a minimum net worth alone of at least $250,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth (cash, cash equivalents and readily marketable securities) in Sierra Income Corporation’s shares or the shares of Sierra Income Corporation’s affiliates’ non-publicly traded business development companies.

CURRENT FORM AS OF 2/3/16 VERSION N

5. Subscriber Signatures, continued

Owner Co-Owner Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner Massachusetts: In addition to the suitability standards noted above, Massachusetts investors may not invest more than 10% of their liquid net worth in this offering and in other illiquid direct participation programs. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner Nebraska: In addition to the suitability standards noted above, a Nebraska investors must have (i) either (a) an annual gross income of at least $100,000 and a net worth of at least $250,000, or (b) a net worth of at least $350,000; and (ii) Nebraska investors must limit their aggregate investment in this offering and in the securities of other non-traded business development companies (BDCs) to 10% of such investor’s net worth (exclusive of home, home furnishings, and automobiles). An investment by a Nebraska investor who is an accredited investor within the meaning of the federal securities laws is not subject to the foregoing limitations.

Owner Co-Owner New Jersey: In addition to the suitability standards noted above, New Jersey investors must have either (a) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000, or (b) a minimum liquid net worth of $350,000. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, a New Jersey investor’s investment in us, our affiliates, and other non-publicly traded direct investment programs (including real estate investment trusts, business development companies, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and state exempt private offerings) may not exceed ten percent (10%) of his or her liquid net worth.

Owner Co-Owner New Mexico: In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner North Dakota: In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

Owner Co-Owner Ohio: In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner Oklahoma: In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles).

Owner Co-Owner Oregon: In addition to the suitability standards noted above, an Oregon investor must limit his her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles).

Owner Co-Owner Tennessee: In addition to the suitability standards noted above, investors who reside in the state of Tennessee must have either (i) a liquid net worth of $100,000 and minimum annual gross income of $100,000 or (ii) a minimum liquid net worth of $500,000. In addition, a Tennessee investor’s total investment in us shall not exceed 10% of his or her liquid net worth.

Owner Co-Owner Texas: In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, SIERRA INCOME CORPORATION WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

CURRENT FORM AS OF 2/3/16 VERSION N

5. Subscriber Signatures, continued

By signing below, you also acknowledge that:

You do not expect to be able to sell your shares regardless of how we perform.

If you are able to sell your shares, you will likely receive less than your purchase price.

We do not intend to list our shares on any securities exchange during or for what may be a significant time after the offering period, and we do not expect a secondary market in the shares to develop.

Beginning the second quarter of 2013, we intend to implement a share repurchase program, but only a limited number of shares are eligible for repurchase by us. In addition, any such repurchases will be at a price equal to our most recently disclosed net asset value per share immediately prior to the date of repurchase.

You may not have access to the money you invest for an indefinite period of time.

An investment in our shares is not suitable for you if you need access to the money you invest.

Because you will be unable to sell your shares, you will be unable to reduce your exposure in any market downturn.

Distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

Previous distributions to stockholders were funded from temporary fee reductions that are subject to repayment to our Adviser. These distributions were not based on our investment performance and may not continue in the future. If our Adviser had not agreed to make expense support payments, these distributions would have come from your paid in capital. The reimbursement of these payments owed to our Adviser will reduce the future distributions to which you would otherwise be entitled.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt from backup withholding, (b) because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian: Date:

The Subscription Agreement, together with a check made payable to “UMB Bank, N.A., as Agent for Sierra Income Corporation” for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

Regular Mail

Investment Processing Department c/o DST Systems, Inc.

P.O. Box 219731

Kansas City, MO 64121-9731 Investors: 888.292.3178

Financial Advisors: 877.907.1148

Overnight Mail

Investment Processing Department c/o DST Systems, Inc.

430 W. 7th Street Kansas City, MO 64105 Investors: 888.292.3178

Financial Advisors: 877.907.1148

Subscription Agreements may be faxed to:

855.223.2474

Payments may be wired to:

UMB Bank, N.A., as Agent for Sierra Income Corporation 1010 Grand Boulevard, 4th Floor Kansas City, MO 64106 ABA #: 101000695 Account #: 9871976289 FAO: (Include Account Title)

For Payments (including wires):

1/16 SI0020-N

Multi-Offering Subscription Agreement

Investors in AL, AR, KY, MA, MD, NC, NE, NJ, OR and TN may not use this Multi-Offering Subscription Agreement to subscribe for shares and/or units of any offering described herein but instead should refer to the subscription agreement for each offering.

AN INVESTMENT IN THE OFFERING(S) OR “INVESTMENT PROGRAM(S)” DESCRIBED HEREIN CANNOT BE COMPLETED UNTIL AT LEAST FIVE (5) BUSINESS DAYS AFTER THE DATE THE INVESTOR RECEIVED THE FINAL PROSPECTUS FOR EACH OFFERING. SUBSCRIPTIONS WILL BE EFFECTIVE ONLY UPON OUR ACCEPTANCE, AND WE RESERVE THE RIGHT TO REJECT ANY SUBSCRIPTION IN WHOLE OR IN PART. IF REJECTED, ALL FUNDS SHALL BE RETURNED TO SUBSCRIBERS WITHOUT INTEREST AND WITHOUT DEDUCTION FOR ANY EXPENSES WITHIN TEN (10) BUSINESS DAYS FROM THE DATE THE SUBSCRIPTION IS REJECTED. INVESTORS WILL RECEIVE A CONFIRMATION OF THEIR PURCHASE. IF YOU HAVE ANY QUESTIONS, PLEASE CALL YOUR REGISTERED REPRESENTATIVE, SC DISTRIBUTORS, LLC (MEMBER FINRA/SIPC) AT 1-877-907-1148.

1. Investment

All investments are subject to suitability standards, see corresponding prospectus and Sections 8-8e herein.

Amount of Subscription State of Sale

Minimum Initial Investment is $2,000 for CVMC REIT II, SIC, TGIF & GREC. Minimum Initial Investment is $2,500 for RPT.

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

State of Sale means investor’s principal place of residence or principal place of business, as applicable.

Payment will be made with: Enclosed Check Funds Wired Funds to Follow - Name of Institution

(See Section 10 for Check Instructions) Investment Amount

Carter Validus Mission Critical REIT II (CVMC REIT II) Greenbacker Renewable Energy Company (GREC) RREEF Property Trust, Inc. (RPT) Sierra Income Corporation (SIC) TriLinc Global Impact Fund (TGIF)

Volume Discount*: Check this box ONLY after discussion with your Broker-Dealer. Please provide a separate request in writing that sets forth the basis for receiving a volume discount as set forth in the appropriate prospectus. (Class A shares or Class T shares only) for RPT)

*Any combination request will be subject to our verification that the subscriptions to be combined are made by a single qualifying purchaser. Please see “Volume Discounts” section of the prospectus for further information on volume discount qualifications.

1a. Share Class - The Selection of a Share Class is Required (CVMC REIT II Only)

Please consult with your Financial Advisor and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding these share classes, including the different fees which are payable with respect to each share class.

FOR CVMC REIT II INVESTORS - SHARE CLASS REQUIRED Class A Class T

1b. Share Class - The Selection of a Share Class is Required (GREC Only)

Please consult with your Financial Advisor and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding these share classes, including the different fees which are payable with respect to each share class.

FOR GREC INVESTORS - SHARE CLASS REQUIRED Class A Class I Class C

1c. Share Class - The Selection of a Share Class is Required (RPT Only)

Please consult with your Financial Advisor and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding these share classes, including the different fees which are payable with respect to each share class.

FOR RPT INVESTORS - SHARE CLASS REQUIRED Class A Class I Class T

1d. Unit Class - The Selection of a Unit Class is Required (TGIF Only)

Please consult with your Financial Advisor and check one of the following options pertaining to the class of units you intend to purchase. The Prospectus contains additional information regarding these unit classes, including the different fees which are payable with respect to each unit class.

FOR TGIF INVESTORS - UNIT CLASS REQUIRED Class A Class C Class I

CURRENT FORM AS OF 1/21/16 VERSION O

2. Account Type—Check One Box Only

Account Type

Additional Required Documentation

Individual

TOD*

If TOD, Transfer on Death form

*Please see Section 2 of Investor Instructions for details

Joint Tenants

Community Property*

TOD*

Tenants in Common*

If JTWROS TOD, Transfer on Death form

*All parties must sign / Please see Section 2 of Investor Instructions for details

Trust

Trustee Certification form or trust documents

Estate

Documents evidencing individuals authorized to act on behalf of estate

Custodial

UGMA: State of:

UTMA: State of:

None

Corporation

C Corp

S Corp

Articles of Incorporation or Corporate Resolution

LLC

Enter the tax classification (C= C Corporation, S= S Corporation, P= Partnership)

LLC Operating Agreement or LLC Resolution

Partnership

Partnership Certification of Powers or Certificate of Limited Partnership

Non-Profit Organization

Formation document or other document evidencing authorized signers

Profit Sharing Plan* KEOGH Plan*

Defined Benefit Plan*

Pages of plan document that list plan name, date, trustee name(s) and signatures *Please see Section 2 of Investor Instructions for details

Traditional IRA Simple IRA

SEP IRA Inherited/Beneficial IRA

ROTH IRA

For Inherited IRA indicate Decedent’s name:

Other (Specify)

For Non-Qualified Custodial Accounts and all Qualified Accounts, please complete Section 6

3. Investment Title—SSN or TIN Required (CVMC REIT II, SIC, TGIF, GREC Only)

Please print names in which shares and/or units of common stock are to be registered. For trusts, include trust name and name of trustee. If IRA or qualified plan, include both custodian and investor names and applicable Tax ID Numbers. If “same as below”, write “same.” (This is the name that will appear on your statement.)

Title Line 1 Title Line 2 SSN/TIN

4. Investor Information (CVMC REIT II, SIC, TGIF, GREC Only)

Primary Investor is: Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA)

Secondary Investor is: Additional Account holder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA)

Primary Investor Name SSN/TIN DOB Secondary Investor Name SSN/TIN DOB Street Address City State ZIP Phone (day) Phone (evening) Email Mailing Address (optional) City State ZIP

Check here for eletronic delivery and complete Section 6c

Citizenship: Please indicate Citizenship Status (Required)

US Citizen

US Citizen residing outside the US

Resident Alien

Non-Resident Alien* Country:

Check here if you are subject to backup withholding

Please attach a separate sheet with the above information for each additional investor.

NOTE: Any and all U.S. taxpayers are required to complete Section 9. (If a foreign national is, in fact, a U.S. taxpayer, complete Section 9.)

* If non-resident alien, investor must submit the appropriate IRS Form W-8 (e.g., Form W-8BEN, W-8ECI, W-8EXP or W-8IMY) in order to make an investment. The applicable IRS Form can be obtained from the IRS by visiting www.irs.gov or by calling 1-800-TAX-FORM (1-800-829-3676).

For RPT investors only: Please refer to Section 5 and applicable required disclosures for account information.

CURRENT FORM AS OF 1/21/16 VERSION O

5. Individual or Joint Account (RPT Only)

For joint accounts, the Social Security number of the primary account owner will be used for IRS reporting.

Name of Primary Account Owner SSN DOB

US Residential Address (P.O. Box not acceptable) City State ZIP

Mailing Address (if different) City State ZIP

Daytime Phone Number Extension E-mail Address

US Citizen

Resident alien

If resident alien, please provide country of citizenship:

Select one:

Employed

Not-employed

Retired

Occupation Name of Employer

Address of Employer City State ZIP

If you checked not-employed or retired, please provide source of income:

Name of Second Joint Owner (if any) SSN DOB

US Residential Address (P.O. Box not acceptable) City State ZIP

US Citizen

Resident alien

If resident alien, please provide country of citizenship:

Select one:

Employed

Not-employed

Retired

Occupation Name of Employer

Address of Employer City State ZIP

If you checked not-employed or retired, please provide source of income:

Please attach a separate sheet with the above information for each additional owner.

5a. Entity Account (RPT Only)

Legal documentation proving the existence of the entity must be presented when establishing one of these account types. (Articles of Incorporation Trust or Plan document.)

For a trust or business account, is the entity engaged in internet gambling or support companies engaged in internet gambling?

* Select one: Yes No

If yes, please explain:

Name of Legal Entity SSN OR TIN

Street Address of Legal Entity (P.O. Box not acceptable) City State ZIP

Mailing Address (if different) City State ZIP

Daytime Phone Number Extension E-mail Address

Date of Trust Agreement (for trusts only) – MM/DD/YYYY Name of Trustee/

Authorized Signer SSN of Trustee/Authorized Signer DOB

US Residential Address (P.O. Box not acceptable) City State ZIP

Mailing Address (if different) City State ZIP

Daytime Phone Number Extension E-mail Address

US Citizen Resident alien If resident alien, please provide country of citizenship:

Name of Co-Trustee/

Authorized Signer SSN of Trustee/Authorized Signer DOB

US Residential Address (P.O. Box not acceptable) City State ZIP

Mailing Address (if different) City State ZIP

Daytime Phone Number Extension E-mail Address

US Citizen Resident alien If resident alien, please provide country of citizenship:

CURRENT FORM AS OF 1/21/16 VERSION O

5a. Entity Account (RPT Only), continued FOR A TRUST ACCOUNT

Check here if the grantor/settlor is the same as the trustee

For Trust Accounts,

Name of Grantor/Settlor SSN of Grantor/Settlor DOB

(if different from trustee)

US Residential Address (P.O. Box not acceptable) City State ZIP

Please attach a separate sheet with the above information for each additional trustee, grantor/settlor, or authorized signer.

FOR A BUSINESS ACCOUNT (EX: CORPORATION, PARTNERSHIP, ETC.)

Please provide the industry in which the legal entity operates:

For business accounts, please provide a listing of all ultimate beneficial owners or controlling parties which have an interest equal to or greater than 25% (If there are none, write “none” above name or leave blank)

Name SSN DOB

Street Address of Legal Entity

(P.O. Box not acceptable) City State ZIP

US Citizen Resident alien If resident alien, please provide country of citizenship:

Name SSN DOB

Street Address of Legal Entity

(P.O. Box not acceptable) City State ZIP

US Citizen Resident alien If resident alien, please provide country of citizenship:

Please attach a separate sheet with the above information for each additional ultimate beneficial owner.

5b. UGMA/UTMA Account (RPT Only)

If the minor’s Social Security number has been applied for, but not yet received, please include a copy of the Social Security card application (Form-SS5). Unless you indicate otherwise, the account will follow the UGMA/UTMA rules for the minor’s state.

Name of Minor SSN DOB

Street Address of Legal Entity

(P.O. Box not acceptable) City State ZIP

US Citizen

Resident alien

If resident alien, please provide country of citizenship:

Name of Custodian SSN of Custodian DOB

US Residential Address (P.O. Box not acceptable) City State ZIP

Mailing Address (if different) City State ZIP

Daytime Phone Number Extension E-mail Address

US Citizen Resident alien If resident alien, please provide country of citizenship:

Select one: Employed Not-employed Retired

Occupation Name of Employer

Address of Employer City State ZIP

If you checked not-employed or retired, please provide source of income:

CURRENT FORM AS OF 1/21/16 VERSION O

5c. Retirement/Savings Plan (RPT Only)

CUSTODIAN/TRUSTEE

Name of Custodian/Trustee TIN

US Business Address City State ZIP Mailing Address (if different) City State ZIP Daytime Phone Number Extension E-mail Address

PARTICIPANT/EMPLOYEE

Name of Participant/Employee SSN DOB

US Residential Address (P.O. Box not acceptable) City State ZIP

US Citizen Resident alien If resident alien, please provide country of citizenship:

Select one: Employed Not-employed Retired

Occupation Name of Employer

Address of Employer City State ZIP

If you checked not-employed or retired, please provide source of income:

6. Third Party Custodian/Trustee Information

Applies to ALL retirement accounts and to non-retirement accounts that have elected to use a third party custodian/trustee.

Make checks payable to the custodian and send ALL paperwork directly to the custodian. The custodian/trustee is responsible for sending payments pursuant to the instructions as set forth below.

Custodian/Trustee Name

Custodian/Trustee Address

City State ZIP

Custodian/Trustee Phone Custodian/Trustee TIN

Investor Account Number with Custodian/Trustee

6a. Distribution Information

If you select more than one option you must indicate the percentage of your distribution to be applied to each option and the sum of the allocations must equal 100%. If you do not complete this section, distributions will be paid to the registered owner at the address in Section 4 and/or Section 5 above. IRA accounts may not direct distributions without the custodian’s approval.

Distributions may be funded from borrowings, offering proceeds, or proceeds from the sale of assets, which may constitute a return of capital and significantly reduce the amount of capital available for investment by RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC. Any capital returned to investors through distributions will be returned after certain fees and expenses are paid to the sponsor of this offering or its affiliates.

If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus, you will promptly provide written notification to: RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC, c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105.

% of Distribution

I prefer to participate in the Distribution Reinvestment Plan, as described in the Prospectus

Send distributions via check to investor’s home address (or for Qualified Plans, to the address listed in Section 6)

Send distributions via check to the alternate payee listed here (not available for Qualified Plans without custodial approval)

CURRENT FORM AS OF 1/21/16 VERSION O

6a. Distribution Information, continued

Name

Address

City State ZIP

Account Number

Direct Deposit: (Attach Voided Check) I/we authorize RPT, CVMC REIT II, SIC, TGIF, GREC, or its agent, DST Systems, Inc. by or through a third party provider, (as applicable, the “Issuer”) to deposit my distribution/dividend to my checking or savings account. This authority will remain in force until I notify the Issuer in writing to cancel it. If the Issuer deposits funds erroneously into my account, they are authorized to debit my account for an amount not to exceed the amount of the erroneous deposit. The above services cannot be established without a pre-printed voided check. For electronic funds transfers, signatures of bank account owners are required exactly as they appear on the bank records. If the registration at the bank differs from that on this Multi-Offering Subscription Agreement, all parties must sign below. (not available for custodial held accounts without the custodian’s approval)

Financial Institution Name

% of Distribution

Checking

ABA/ Routing Number

Account Number

Savings

6b. Broker-Dealer and Financial Advisor Information

Broker-Dealer Name

Financial Advisor’s Name Rep Number Financial Advisor’s Firm Name Branch ID Financial Advisor’s Address

Financial Advisor’s City State ZIP Financial Advisor’s Phone Financial Advisor’s Fax Financial Advisor’s E-Mail Address This Subscription was made as follows:

Through a participating Broker-Dealer

Shares and/or units are being purchased net of commissions

(Class A shares and Class T shares only for CVMC REIT II, Class A shares only for Through a participating RIA unaffiliated with a participating Broker-Dealer GREC, Class A shares and Class T shares only for RPT, Class A units and Class C units only for TGIF)

Based on the information I obtained from the investor regarding the investor’s financial situation and investment objectives, I hereby certify to RPT and/or CVMC REIT II and/ or SIC and/or TGIF and/or GREC, that I have reasonable grounds to believe that the purchase of the units and/or shares by the investor is suitable for this investor and such investor has sufficient net worth and is in a position to realize the benefits of an investment in the shares and/or units, and further that I have (a) informed the investor of all aspects of liquidity and marketability of this investment, including the restrictions on trasfers of the shares and/or units, (b) delivered the Prospectus to the investor the requisite number of days prior to the date that the investor will deliver this Multi-Offering Subscription Agreement to the issuer as specified under the laws of the investor’s principal state of residence or principal state of business, as applicable, (c) verified the identity of the investor through appropriate methods and will retain proof of such verifcation process as required by applicable law, and (d) verified that the investor and the registered owner do not appear on the Office of Foreign Assets Control list of foreign nations, organizations and individuals subject to economic and trade sanctions.

If a Registered Associate of a FINRA member firm or a Registered Investment Advisor, I hereby certify that I am properly licensed and I am registered in the state of sale. State of sale is defined as the investor’s principal place of residence or principal place of business, as applicable.

Signature of Financial Advisor Date

Branch Manager Signature (if required by Broker-Dealer) Date

CURRENT FORM AS OF 1/21/16 VERSION O

6c. Electronic Delivery (Optional)

CVMC REIT II GREC RPT SIC TGIF

Electronic Delivery of stockholder and/or unitholder communication is available and if you would prefer to receive such communications and statements electronically for the selected funds above, please affirmatively elect to do so by signing below where indicated.

We encourage you to reduce printing and mailing costs and to conserve natural resources by electing to receive electronic delivery of stockholder and/or unitholder communications and statement notifications. By consenting below to electronically receive shareholder and/or unitholder communications, including your account-specific information, you authorize said offering(s) to either (i) e-mail shareholder and/or unitholder communications to you directly or (ii) make them available on each offering’s respective Website and notify you by e-mail when such documents are available and how to access the documents.

You will not receive paper copies of these electronic materials unless specifically requested, the delivery of electronic materials is prohibited or we, in our sole discretion, elect to send paper copies of the materials.

Sign below if you consent to the electronic delivery of documents as applicable to the respective offering(s), including annual reports, proxy materials, and any other documents that may be required to be delivered under federal or state securities laws as well as account-specific information such as quarterly account statements or tax information. Your consent will be effective until you revoke it. In addition, by consenting to electronic access, you will be responsible for your customary Internet Service Provider charges in connection with access to these materials. E-mail address in the section below is required. Please carefully read the following representations before consenting to receive documents electronically. By signing this box and consenting to receive documents electronically, you represent the following: (a) I acknowledge that access to both Internet e-mail and the World Wide Web is required in order to access documents electronically. I may receive by e-mail notification the availability of a document in electronic format. The notification e-mail will contain a web address (or hyperlink) where the document can be found. By entering this address into my web browser, I can view, download and print the document from my computer. I acknowledge that there may be costs associated with the electronic access, such as usage charges from my Internet provider and telephone provider, and that these costs are my responsibility. (b) I acknowledge that documents distributed electronically may be provided in Adobe’s Portable Document Format (PDF). The Adobe Reader® software is required to view documents in PDF format. The Reader software is available free of charge from Adobe’s web site at www.adobe.com . The Reader software must be correctly installed on my system before I will be able to view documents in PDF format. Electronic delivery also involves risks related to system or network outage that could impair my timely receipt of or access to shareholder and/or unitholder communications. (c) I acknowledge that I may receive at no cost from RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC a paper copy of any documents delivered electronically by calling SC Distributors at 877-907-1148 from 9:00 am to 5:00 pm EST Monday-Friday. (d) I acknowledge that if the e-mail notification is returned to RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC as “undeliverable”, a letter will be mailed to me with instructions on how to update my e-mail address to begin receiving communication via electronic delivery. I further understand that if RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC is unable to obtain a valid e-mail address for me, RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC will resume sending a paper copy of its filings by U.S. mail to my address of record. (e) I acknowledge that my consent may be updated or cancelled, including any updates in e-mail address to which documents are delivered, at any time by calling SC Distributors at 877-907-1148 from 9:00 am to 5:00 pm EST Monday-Friday.

Electronic Delivery Acknowledgement Only

Signature of Investor Date Signature of Joint Investor Date E-mail (If blank—email from Section 4 and/or 5 will be used)

Joint Accounts: If your Social Security number is the primary number on a joint account and you opt-in to electronic delivery, each consenting shareholder and/or unit-holder must have access to the e-mail account provided.

Your e-mail address will be held in confidence and used only for matters relating to your investment(s).

7. Limited Liability Company Agreement (TGIF & GREC Only)

By executing the Multi-Offering Subscription Agreement, the undersigned hereby agrees to be bound by the terms of the limited liability operating agreement and any amendments or supplements thereto or cancellations thereof and authorizes TGIF and/or GREC to make all filings of any and all certificates, instruments, agreements or other documents, whether related to the limited liability agreement or otherwise, as may be required or advisable under the laws of the State of Delaware.

8. Subscriber Acknowledgements & Signatures for RPT

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber’s behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

Owner Co-Owner I/we have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I/we meet the higher net worth and gross income requirements imposed by my/ our state of primary residence as set forth in the Prospectus under “Suitability Standards.” In addition, not more than 10% of my net worth will be invested in shares of RPT, with net worth being defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner I/we have received the final Prospectus of RPT at least five (5) business days before signing the Subscription Agreement. I/we acknowledge that after the end of each business day following the escrow period, I/we can access the NAV per share for each class of shares through RPT’s website and toll-free automated telephone line.

Owner Co-Owner I/we acknowledge that there is no public market for the shares and, thus, my/our investment in shares is not liquid.

Owner Co-Owner I/we am/are purchasing the shares for the account referenced above.

Owner Co-Owner I/we acknowledge that I/we will not be admitted as a stockholder until my/our investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

CURRENT FORM AS OF 1/21/16 VERSION O

8. Subscriber Acknowledgements & Signatures for RPT, continued

Owner Co-Owner Iowa residents only: It is recommended by the office of the Iowa Securities Bureau that Iowa investors limit their aggregate investment in us and other non-traded real estate investment trusts to not more than 10% of their liquid net worth, with liquid net worth being defined as that portion of total net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Kansas residents only: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that purchasers residing in Kansas limit their aggregate investment in the securities of RPT and other non-traded real estate investment trusts to not more than 10% of their liquid net worth, with liquid net worth being defined as that portion of total net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner New Mexico residents only: In addition to the suitability standards noted above, purchasers residing in New Mexico may not invest more than 10% of their liquid net worth in RPT’s shares, shares of RPT’s affiliates and other non-traded real estate programs, with liquid net worth being defined as that portion of net worth that is comprised of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Ohio residents only: In addition to the suitability standards noted above, purchasers residing in Ohio may not invest more than 10% of their liquid net worth in RPT’s shares, shares of RPT’s affiliates and other non-traded real estate investment programs, with liquid net worth being defined as that portion of net worth that is comprised of cash, cash equivalents and readily marketable securities (less liabilities).

8a. Subscriber Acknowledgements & Signatures for CVMC REIT II

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber’s behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

Owner Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under “Suitability Standards.” I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner I/we have received the final Prospectus of CVMC REIT II at least five (5) business days before signing the Subscription Agreement.

Owner Co-Owner I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner I/we am/are purchasing the shares for the account referenced above.

Owner Co-Owner I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner Iowa: In addition to the general suitability standards listed above, an Iowa investor must have either (a) a minimum net worth of $300,000 (exclusive of home, auto and furnishings) or (b) a minimum annual income of $70,000 and a net worth of $100,000 (exclusive of home, auto and furnishings). In addition, Iowa recommends that an investor’s total investment in this offering or any of its affiliates and any other non exchange traded REIT, not exceed 10% of the Iowa resident’s liquid net worth. “Liquid net worth” for purposes of this investment shall consist of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Kansas: It is recommended by the Office of the Securities Commissioner of Kansas that investors limit their aggregate investment in our securities and the securities of other non-traded real estate investment trusts to not more than 10% of their liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents, and readily marketable securities, as determined in conformity with Generally Acceptable Accounting Principles.

Owner Co-Owner Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner Missouri: In addition to the general suitability requirements listed above, no more than ten percent (10%) of any investor’s liquid net worth shall be invested in the securities registered by the Issuer for this offering with the Securities Division.

Owner Co-Owner New Mexico: In addition to the general suitability standards listed above, a New Mexico investor may not invest more than 10% of their liquid net worth in us, our affiliates and other non-traded real estate investment programs.

Owner Co-Owner North Dakota: North Dakota investors must represent that, in addition to the stated net income and net worth standards, they have a net worth of at least ten times their investment in us.

Owner Co-Owner Ohio: It shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded real estate investment trusts to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of primary residence, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

CURRENT FORM AS OF 1/21/16 VERSION O

8b. Subscriber Acknowledgements & Signatures for SIC

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber’s behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

Owner Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under “Suitability Standards.” I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner I/we have received the final Prospectus of SIC at least five (5) business days before signing the Subscription Agreement.

Owner Co-Owner I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner I/we am/are purchasing the shares for the account referenced above.

Owner Co-Owner I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner California: In addition to the suitability standards noted above, a California investor’s total investment in us shall not exceed 10% of his or her net worth.

Owner Co-Owner Idaho: In addition to the suitability standards above, the state of Idaho requires that each Idaho investor will not invest in the aggregate, more than 10% of his or her liquid net worth in shares of Sierra Income Corporation’s common stock.

Liquid net worth is defined as that portion of net worth consisting of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Iowa: In addition to the suitability standards noted above, an Iowa investor’s total investment in us shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner New Mexico: In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner North Dakota: In addition to the suitability standards noted above, North Dakota requires that shares mayonly be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

Owner Co-Owner Oklahoma: In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in SIC to 10% of his or her net worth (excluding home, furnishings, and automobiles.)

Owner Co-Owner Ohio: In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner Texas: In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles.

8c. Subscriber Acknowledgements & Signatures for TGIF

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber’s behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

Owner Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under “Suitability Standards.” I (we) will not purchase additional units unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner I/we have received the final Prospectus of TGIF at least five (5) business days before signing the Subscription Agreement. In addition, I (we) acknowledge that from time to time following the escrow period, the purchase price per unit may change and I (we) can access this information through TGIF’s website.

CURRENT FORM AS OF 1/21/16 VERSION O

Owner Co-Owner I (we) acknowledge that there is no public market for the units and, thus, my investment in units is not liquid.

Owner Co-Owner I/we am/are purchasing the units for the account referenced above.

Owner Co-Owner I (we) acknowledge that I (we) will not be admitted as a unitholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the units.

Owner Co-Owner California: In addition to the minimum suitability standards described above, a California investor must have either: (i) a minimum net worth of $350,000 (exclusive of home, auto and furnishings); or (ii) a minimum annual gross income of $85,000 and a net worth of $150,000 (exclusive of home, auto and furnishings). In addition, a California investor’s maximum investment in the issuer may not exceed 10% of such investor’s net worth.

Owner Co-Owner Iowa: In addition to the minimum suitability standards described above, the state of Iowa requires that each Iowa investor limit his or her investment in the issuer to a maximum of 10% of his or her liquid net worth, which is defined as cash and/or cash equivalents.

Owner Co-Owner Kansas: In addition to the minimum suitability standards described above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in the issuer and other non-traded business development companies. Liquid net worth is defined as that portion of total net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities, as determined in conformity with GAAP.

Owner Co-Owner Maine: In addition to the minimum suitability requirements, it is recommended that Maine investors limit their investment in the issuer and in the securities of similar programs to not more than 10% of their liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner New Mexico: In addition to the minimum suitability standards described above, a New Mexico investor’s maximum investment in the issuer may not exceed 10% of such investor’s liquid net worth.

Owner Co-Owner North Dakota: In addition to the minimum suitability standards described above, North Dakota investors must represent that, in addition to the standards listed above, they have a net worth of at least ten times their investment in the issuer.

Owner Co-Owner Ohio: In addition to the minimum suitability standards described above, an Ohio investor must have a liquid net worth of at least ten times such Ohio resident’s investment in the issuer, the issuer’s affiliates and in other non-traded business development companies. Liquid net worth is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner Oklahoma: In addition to the minimum suitability standards described above, an Oklahoma resident’s investment in the issuer must not exceed ten percent (10%) of their liquid net worth.

Owner Co-Owner Texas: Texas residents purchasing units (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in the issuer, the issuer’s affiliates and in other non-traded business development companies. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles.

8d. Subscriber Acknowledgements & Signatures for GREC

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber’s behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

Owner Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under “Suitability Standards.” I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner I/we have received the final Prospectus of GREC at least five (5) business days before signing the Subscription Agreement.

Owner Co-Owner I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner I/we am/are purchasing the shares for the account referenced above.

Owner Co-Owner I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner California: In addition to the minimum suitability standards listed above, a California investor’s maximum investment in the Issuer may not exceed 10% of such investor’s net worth.

Owner Co-Owner Iowa: In addition to the minimum suitability standards described above, the state of Iowa requires thateach Iowa investor limit his or her investment in the Issuer to a maximum of 10% of his or her liquid networth, which is defined as cash or cash equivalents. An Iowa investor must have either (i) a net worth (notincluding home, furnishings and personal automobiles) of $100,000 and an annual gross income of atleast $100,000 or (ii) a net worth of at least $350,000 (not including home, furnishings and personal automobiles).

CURRENT FORM AS OF 1/21/16 VERSION O

8d. Subscriber Acknowledgements & Signatures for GREC, continued

Owner Co-Owner

Kansas: In addition to the minimum suitability standards described above, it is recommended by the Office of the Securities Commissioner that Kansas investors limit their aggregate investment in our securities and other non-traded business development companies to no more than 10% of their liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets nus liabilities) that is comprised of cash, cash equivalents and readily marketable securities, as determined in conformity with generally accepted accounting principles.

Owner Co-Owner Maine: In addition to the minimum suitability standards described above, it is recommended that Maine investors limit their investment in us and in the securities of similar programs to not more than 10% of their liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner Michigan: It is recommended by the Michigan Securities Division that Michigan citizens not invest more than 10% of their liquid net worth in the shares. Liquid net worth is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities that may be converted into cash within one year.

Owner Co-Owner New Mexico: In addition to the minimum suitability standards described above, an investment by a New Mexico resident may not exceed ten percent (10%) of the New Mexico resident’s liquid net worth in us, our affiliates and other similar non-traded direct participation programs.

Owner Co-Owner North Dakota: In addition to the minimum suitability standards described above, North Dakota investors must represent that they have a net worth of at least ten times their investment in us.

Owner Co-Owner Oklahoma: In addition to the minimum suitability standards described above, an investment by Oklahoma investors should not exceed 10% of their net worth (not including home, home furnishings and automobiles).

8e. Subscriber Acknowledgements & Signatures

Please check all funds applicable.

CVMC REIT II GREC

RPT

SIC

TGIF

WE INTEND TO ASSERT THE FOREGOING REPRESENTATION AS A DEFENSE IN ANY SUBSEQUENT LITIGATION WHERE SUCH ASSERTION WOULD BE RELEVANT. AS USED ABOVE, THE SINGULAR INCLUDES THE PLURAL IN ALL RESPECTS IF SHARES AND/ OR UNITS ARE BEING ACQUIRED BY MORE THAN ONE PERSON. THIS SUBSCRIPTION AGREEMENT AND ALL RIGHTS THEREUNDER SHALL BE GOVERNED BY, AND INTERPRETED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF NEW YORK WITHOUT GIVING EFFECT TO THE PRINCIPLES OF CONFLICT OF LAWS. BY EXECUTING THIS SUBSCRIPTION AGREEMENT, THE SUBSCRIBER HEREBY DECLARES THE INFORMATION SUPPLIED ABOVE IS TRUE AND CORRECT AND MAY BE RELIED UPON BY EACH ISSUER IN CONNECTION WITH THE SUBSCRIBER’S INVESTMENT IN SUCH ISSUER.

THE SUBSCRIBER DOES NOT WAIVE ANY RIGHTS IT MAY HAVE UNDER THE SECURITIES ACT OF 1933, THE SECURITIES EXCHANGE ACT OF 1934 OR ANY STATE SECURITIES LAW BY EXECUTING THIS SUBSCRIPTION AGREEMENT. A SALE OF SHARES AND/OR UNITS MAY NOT BE COMPLETED UNTIL THE SUBSCRIBER HAS BEEN IN RECEIPT OF THE FINAL PROSPECTUS FOR FOR EACH OFFERING (AT LEAST FIVE (5) BUSINESS DAYS).

THE SUBSCRIBER WILL NOT BE ADMITTED AS A SHAREHOLDER AND/OR UNITHOLDER OF THE APPLICABLE ISSUER UNTIL THIS SUBSCRIPTION AGREEMENT HAS BEEN ACCEPTED BY SUCH ISSUER. SUCH ISSUER MAY REJECT ANY SUBSCRIPTION, IN WHOLE OR IN PART, SO LONG AS SUCH PARTIAL ACCEPTANCE OR REJECTION DOES NOT RESULT IN AN INVESTMENT OF LESS THAN THE MINIMUM AMOUNT SPECIFIED IN THE PROSPECTUS. SUBSCRIPTIONS WILL BE ACCEPTED OR REJECTED WITHIN

30 DAYS OF THEIR RECEIPT. EACH ISSUER WILL ACCEPT SUBSCRIPTIONS IN GOOD ORDER NO LESS FREQUENTLY THAN MONTHLY, SUBJECT TO THE TERMS OF THE CURRENT PROSPECTUS. IF AN ISSUER REJECTS THE SUBSCRIBER’S SUBSCRIPTION, THE

PURCHASE PRICE WILL BE RETURNED TO THE SUBSCRIBER WITHIN TEN(10) BUSINESS DAYS AFTER THE REJECTION OF THE SUBSCRIPTION. IF THE SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, THE SUBSCRIBER WILL BE SENT A CONFIRMATION OF ITS PURCHASE AFTER THE SUBSCRIBER HAS BEEN ADMITTED AS A SHAREHOLDER AND/OR UNITHOLDER.

FOR SIC INVESTORS ONLY

BY SIGNING BELOW, YOU ALSO ACKNOWLEDGE THAT:

YOU DO NOT EXPECT TO BE ABLE TO SELL YOUR SHARES REGARDLESS OF HOW WE PERFORM.

IF YOU ARE ABLE TO SELL YOUR SHARES, YOU WILL LIKELY RECEIVE LESS THAN YOUR PURCHASE PRICE.

WE DO NOT INTEND TO LIST OUR SHARES ON ANY SECURITIES EXCHANGE DURING OR FOR WHAT MAY BE A SIGNIFICANT TIME AFTER THE OFFERING PERIOD, AND WE DO NOT EXPECT A SECONDARY MARKET IN THE SHARES TO DEVELOP.

BEGINNING THE SECOND QUARTER OF 2013, WE INTEND TO IMPLEMENT A SHARE REPURCHASE PROGRAM, BUT ONLY A LIMITED NUMBER OF SHARES ARE ELIGIBLE FOR REPURCHASE BY US. IN ADDITION, ANY SUCH REPURCHASES WILL BE AT

A PRICE EQUAL TO OUR MOST RECENTLY DISCLOSED NET ASSET VALUE PER SHARE IMMEDIATELY PRIOR TO THE DATE OF REPURCHASE.

YOU MAY NOT HAVE ACCESS TO THE MONEY YOU INVEST FOR AN INDEFINITE PERIOD OF TIME.

AN INVESTMENT IN OUR SHARES IS NOT SUITABLE FOR YOU IF YOU NEED ACCESS TO THE MONEY YOU INVEST.

BECAUSE YOU WILL BE UNABLE TO SELL YOUR SHARES, YOU WILL BE UNABLE TO REDUCE YOUR EXPOSURE IN ANY MARKET DOWN TURN.

DISTRIBUTIONS MAY BE FUNDED FROM OFFERING PROCEEDS OR BORROWINGS, WHICH MAY CONSTITUTE A RETURN OF CAPITAL AND REDUCE THE AMOUNT OF CAPITAL AVAILABLE TO US FOR INVESTMENT. ANY CAPITAL RETURNED TO

STOCKHOLDERS THROUGH DISTRIBUTIONS WILL BE DISTRIBUTED AFTER PAYMENT OF FEES AND EXPENSES.

PREVIOUS DISTRIBUTIONS TO STOCKHOLDERS WERE FUNDED FROM TEMPORARY FEE REDUCTIONS THAT ARE SUBJECT TO REPAYMENT TO OUR ADVISER. THESE DISTRIBUTIONS WERE NOT BASED ON OUR INVESTMENT PERFORMANCE AND MAY

NOT CONTINUE IN THE FUTURE. IF OUR ADVISER HAD NOT AGREED TO MAKE EXPENSE SUPPORT PAYMENTS, THESE DISTRIBUTIONS WOULD HAVE COME FROM YOUR PAID IN CAPITAL. THE REIMBURSEMENT OF THESE PAYMENTS OWED TO OUR ADVISER WILL REDUCE THE FUTURE DISTRIBUTIONS TO WHICH YOU WOULD OTHERWISE BE ENTITLED.

CURRENT FORM AS OF 1/21/16 VERSION O

8e. Subscriber Acknowledgements & Signatures, continued

IMPORTANT: The investor must go to Section 9 and complete it in its entirety and sign the certifications in Section 9 in order for the Multi-Offering Subscription Agreement to be considered valid for review.

IN ORDER TO HAVE THIS AGREEMENT EXECUTED, THE INVESTOR(S) MUST SIGN THIS SECTION

For the selected funds above, if the investor signing below is acquiring the shares and/or units through an IRA or will otherwise beneficially hold the shares and/or units through a Custodian or Trustee, the investor also authorizes the Investment Program(s) indicated in Section 1 to receive (on behalf of the investor) authorization for the investor to act as proxy for the Custodian or Trustee. This authorization coupled with the Custodian or Trustee authorization below is intended to permit the investor to vote his or her shares and/or units even though the investor is not the record holder of the shares and/or units. Signing Section 8e will not constitute an execution of this Multi-Offering Subscription Agreement.

Owner Signature Date

Co-Owner Signature (If applicable) Date

AUTHORIZATION: FOR AUTHORIZED REPRESENTATIVE OF CUSTODIAN USE ONLY

Signature of Custodian(s) or Trustee(s): By signing this Multi-Offering Subscription Agreement, the Custodian authorizes the investor to vote the number of shares and/or units of the Investment Program(s) indicated in Section 1 that are beneficially owned by the investor as reflected on the records of each said offering as of the applicable record date at any meeting of the shareholders and/or unitholders of each said offering. This authorization shall remain in place until revoked in writing by the Custodian. The Investment Program(s) indicated in Section 1 is hereby authorized to notify the investor of his or her right to vote consistent with this authorization.

Authorized Signature (Custodian or Trustee) Date

9. U.S. Taxpayer Certifications

See Guidelines for U.S. Taxpayer Certifications (the “guidelines”) in Section 9 of the attached Investor Instructions to this Multi-Offering Subscription Agreement for the guidelines how to complete Section 9.

Certification

Exempt payee code (If any) Exemption from FATCA reporting code (If any) (Applies to accounts maintained outside the U.S.)

Enter your TIN in the appropriate box below. (For most individuals, this is your social security number. If you do not have a TIN, write “Applied For” in the appropriate space below and see Obtaining a Number in the Guidelines). Certify by signing and dating below.

OR

Social Security Number Employer Identification Number

Under penalties of perjury, I certify that:

1.The number shown above and in this Multi-Offering Subscription Agreement is my correct taxpayer identification number, and

2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, or

I am subject to backup withholding because I have been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, and

3. I am a U.S. citizen or other U.S. person (as defined in the Guidelines), and

4. The FATCA code(s) entered on this form (if any) indicating I am exempt from FATCA reporting is correct.

Certification instructions. You must check the box in item 2 above next to the statement that applies to you.

Signature of Investor Print Name Date

CURRENT FORM AS OF 1/21/16 VERSION O

10. Check Instructions

For Non-Custodial Accounts: Please mail a completed original Subscription Agreement along with a check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement, to the appropriate address as outlined in Section 10a.

For Custodial Accounts: Please mail a completed original Subscription Agreement directly to the custodian, along with your check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement.

PLEASE NOTE: Only original, completed copies of the Multi-Offering Subscription Agreement can be accepted. We cannot accept photocopied or otherwise duplicated Multi-Offering Subscription Agreements.

RREEF Property Trust, Inc. Investors: The Multi-Offering Subscription Agreement, together with a check made payable to “RREEF Property Trust, Inc.” for the full purchase price, should be delivered to the address in Section 10a.

Carter Validus Mission Critical REIT II, Inc. Investors: The Multi-Offering Subscription Agreement, together with a check made payable to “Carter Validus Mission Critical REIT II, Inc.” for the full purchase price, should be delivered to the address in Section 10a.

Sierra Income Corporation Investors: The Multi-Offering Subscription Agreement, together with a check made payable to “Sierra Income Corporation” for the full purchase price, should be delivered to the address in Section 10a.

TriLinc Global Impact Fund Investors: The Multi-Offering Subscription Agreement, together with a check made payable to “TriLinc Global Impact Fund” for the full purchase price, should be delivered to the address in Section 10a.

Greenbacker Renewable Energy Company Investors: The Multi-Offering Subscription Agreement, together with a check made payable to “ Greenbacker Renewable Energy Company” for the full purchase price, should be delivered to the address in Section 10a.

10a. Mailing Addresses

For RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC

Regular Mail

Investment Processing Department c/o DST Systems, Inc.

PO BOX 219731

Kansas City, MO 64121-9731

Overnight Mail

Investment Processing Department c/o DST Systems, Inc.

430 W. 7th Street

Kansas City, MO 64105-1407

Should you have any questions or concerns and require customer service to handle your request or inquiry, please contact our transfer agent at:

For CVMC REIT II, SIC, TGIF or GREC: For RPT:

For CVMC REIT II, SIC, TGIF or GREC:

Investment Processing Department c/o DST Systems, 430 W. 7th St., Kansas City, MO 64105 Phone: (888) 292-3178

For RPT:

Investment Processing Department c/o DST Systems, 430 W. 7th St., Kansas City, MO 64105 Phone: (855) 285-0508

CURRENT FORM AS OF 1/21/16 VERSION O

Multi-Offering Investor Instructions

(not required to be returned with Subscription Agreement)

Investors in AL, AR, KY, MA, MD, NC, NE, NJ, OR and TN may not use this Multi-Offering Subscription Agreement to subscribe for shares and/or units of any offering described herein but instead should refer to the subscription agreement for each offering.

1. Investment

PLEASE NOTE: Money orders, traveler’s checks, starter checks, foreign checks, counter checks, third-party checks or cash will not be accepted. Minimum Initial Investment is $2,000 for CVMC REIT II, SIC, TGIF & GREC. Minimum Initial Investment is $2,500 for RPT. In no event shall any investment be less than $100.

1a-1d. Select a Share and/or Unit Class

2. Account Type—Check One Box Only

Please check the appropriate box to indicate the account type of the subscription.

* Transfer on Death (TOD): Investors who qualify may elect Transfer on Death (TOD) registration for such investment account. TOD registration is designed to give an owner/investor of securities the option of a nonprobate transfer at death of the assets held in the account by designating proposed beneficiary(ies) to receive the account assets upon the owner/investor’s death. TOD registration is available only for owner(s)/investor(s) who are (i) a natural person or (ii) two natural persons holding the account as Tenants by the Entirety or (iii) two or more natural persons holding the account as Joint Tenants with Right of Survivorship or (iv) a married couple holding the account as community property with right of survivorship. The following forms of ownership are ineligible for TOD registration: Tenants in Common, community property without survivorship, non-natural account owners (i.e., entities such as corporations, trusts or partnerships), and investors who are not residents of a state that has adopted the Uniform Transfer on Death Security Registration Act.

Investors who are plan participants under a registered IRA, Keogh, Qualified Pension Plan or Qualified Profit Sharing Plan program may be eligible to purchase such investment through such accounts. No representations are made, and the offeror disclaims any responsibility or liability to the plan custodian, plan administrators, plan participants, investors, or beneficiaries thereof as to the tax ramifications of such investment, the suitability or eligibility of such investment under the respective plan, or that such Investment comports with ERISA, Internal Revenue Service or other governmental rules and regulations pertaining to such plan investments and rights thereunder. A separate private investment form or similar documentation from the Plan Custodian/ Administrator and plan participants/investors is required for investment through these types of accounts.

3. Enter Investment Title (CVMC REIT II, SIC, TGIF, GREC Only)

4. Enter Investor Information (CVMC REIT II, SIC, TGIF, GREC Only)

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account or person(s) authorized to effect transactions in an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner.

5. Enter Individual or Joint Account Information (RPT Only)

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account or person(s) authorized to effect transactions in an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner.

5a. Enter Entity Account Information (RPT Only)

If you are establishing an account for a legal entity, please provide the most recent versions of the documents listed below. RPT reserves the right to require additional documents on future transactions.

Please note this is not an all-inclusive list of documents.

Trust: Trust document (copy of the portion(s) of the trust document that shows the name of the trust, date of the trust, and the trustee name(s)) or certificate/affidavit of trust Corporation: Articles of incorporation, certificate of incumbency or corporate by-laws

Financial institution regulated by a federal regulator: Registration certificate

Guardianship/conservatorship: Appointment of guardian/conservator certified within 60 days

Partnership or sole proprietorship: Most recent agreement or documentation showing the existence of a partnership or sole proprietorship Estate: Appointment of executor(trix) certified within 60 days

Bank regulated by a state bank regulator: Registration certificate

Publicly-traded company: Please provide company’s CUSIP number

Retirement plan under ERISA: Copy of plan document (If each participant is to have a separate account for the contributions, call us for special forms)

5b. Enter UGMA/UTMA Account Information (RPT Only)

5c. Enter Retirement/Savings Plan Information (RPT Only)

CURRENT FORM AS OF 1/21/16 VERSION O

6. Enter Third Party Custodian Information

If you would like to purchase shares and/or units through an IRA account, First Trust Retirement has agreed to act as IRA custodian for such purpose for each of CVMC REIT II and/or SIC and/or TGIF and/or GREC and/or RPT. In addition, Community National Bank has agreed to act as IRA custodian for purchases of SIC and/or TGIF and/or GREC and/or RPT only or for joint purchases with CVMC REIT II; however, we do not require that you use our IRA custodian.

If you would like to establish a new IRA account with First Trust Retirement, CVMC REIT II and/or SIC and/or TGIF and/or GREC and/or RPT will pay the first-year annual IRA maintenance fees of such accounts with First Trust Retirement. If you would like to establish a new IRA account with Community National Bank, CVMC REIT II will pay the first-year annual IRA maintenance fees of such accounts with Community National Bank. Thereafter, investors will be responsible for the annual IRA maintenance fees which are currently $25 per account per year. Further information about custodial services is available through your Financial Advisor or our dealer manager.

6a. Enter Distribution Information

6b. Enter Broker-Dealer and Financial Advisor Information

PLEASE NOTE: The Broker-Dealer or Financial Advisor must complete and sign this section of the Multi-Offering Subscription Agreement. All fields are mandatory.

Required Representations: By signing Section 6b, the Financial Advisor confirms on behalf of the Broker-Dealer that he or she:

has discussed the investor’s prospective purchase of shares and/or units with such investor;

has advised such investor of all fundamental risks related to the investment in the shares and/or units, and the risk that the investor could lose his or her entire investment in the shares and/or units; has reasonable grounds to believe the investor is purchasing these shares and/or units for the account referenced in Section 6, and

The Broker-Dealer is duly licensed and may lawfully offer and sell the shares and/or units in the state of sale designated as the investor’s principal place of residence or principal place of business, as applicable; and agrees to maintain records of the information used to determine that an investment in shares and/or units is suitable and appropriate for the investor for a period of six years.

Net of Commission Purchase (“NOCP”): NOCPs are available to registered associates and other employees of soliciting Broker-Dealer, the funds referenced in Section 1 and their affiliates, participants in a wrap account or commission replacement account with approval for a discount by the Broker-Dealer, RIA, bank trust account, etc. Representatives will not receive selling commission. Refer to prospectus for details.

RIA Submission: Check this box to indicate whether submission is made through a Registered Investment Advisor (RIA) in its capacity as the RIA and not in its capacity as a Financial Advisor, if applicable, whose agreement with the subscriber includes a fixed or “wrap” fee feature for advisory and related brokerage services. If an owner or principal or any member of the RIA firm is a FINRA licensed Financial Advisor affiliated with a Broker-Dealer, the transaction should be completed through that Broker-Dealer, not through the RIA.

6c. Select Electronic Delivery (Optional)

7. Limited Liability Company Agreement (TGIF & GREC Only)

8-8d Subscriber Acknowledgements & Signatures

You must initial ALL appropriate representations for ALL funds applicable.

IMPORTANT: Please carefully read and separately initial each of the representations. Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

8e. Subscriber Acknowledgements & Signatures

Please check all funds applicable. By signing the Multi-Offering Subscription Agreement, you agree to provide the information in Section 8-8d of such Agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

9. Guidelines for U.S. Taxpayer Certifications

Definition of a U.S. Person—For U.S. federal tax purposes, you are considered a U.S. person if you are:

An individual who is a U.S. citizen or U.S. resident alien,

A partnership, corporation, company or association created or organized in the United States or under the laws of the United States,

An estate (other than a foreign estate), or

A domestic trust (as defined in Treasury Regulations section 301.7701-7).

What Number to Give the Requester—Social Security numbers (‘SSN’) have nine digits separated by two hyphens: i.e., 000-00-0000. Employer identification numbers (“EIN’) have nine digits separated by only one hyphen: i.e., 00-0000000. The table below will help determine the number to give the payer. All ‘Section’ references are to the Internal Revenue Code of 1986, as amended.

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For this type of account:

1. An individual’s account

2. Two or more individuals (Joint account)

3. Custodian account of a minor (Uniform Gift to Minors Act)

4. (a) The usual revocable savings trust account (grantor also is trustee)

(b) So-called trust account that is not a legal or valid trust under State law

5. Sole proprietorship or disregarded entity owned by an individual

6. Grantor trust filing under Optional Form 1099 Filing Method 1 (see, Regulations section 1.671-4(b)(2)(i)(A))

For this type of account:

7. Disregarded entity not owned by an individual

8. A valid trust, estate, or pension trust

9. Corporate or LLC electing corporate status on Form 8832 or Form 2553

10. Association, club, religious, charitable, educational, or other tax-exempt organization 11. Partnership or multi-member LLC

12. Account with the Department of Agriculture in the name of a public entity (such as a State or local government, school district or prison) that receives agricultural program payments

13. A broker or registered nominee

14. Grantor trust filing under the Form 1041 Filing Method or the Optional Form 1099 Filing Method 2 (see, Regulations section 1.671-4(b)(2)(i)(B))

Give the SSN of:

The individual

The actual owner of the account or, if combined funds, the first individual on the account (1) The minor (2) The grantor-trustee (1) The actual owner (1) The owner (3) The grantor (4)

Give the SSN of:

The owner (3) The legal entity (5) The corporation

The organization The partnership or LLC The public entity

The broker or nominee The trust

(1) List first and circle the name of the person whose number you furnish. If only one person on a joint account has an SSN, that person’s number must be furnished. (2) Circle the minor’s name and furnish the minor’s SSN.

(3) You must show your individual name and you also may enter your business or ‘DBA’ name on the second name line. You may use either your SSN or EIN (if you have one). If you are a sole proprietor, the IRS encourages you to use your SSN.

(4) Note: Grantor also must provide a Form W-9 to trustee of trust.

(5) List first and circle the name of the legal trust, estate, or pension trust. (Do not furnish the TIN of the personal representative or trustee unless the legal entity itself is not designated in the account title.)

Note: If no name is circled when there is more than one name, the number will be considered to be that of the first name listed.

Obtaining a Number

If you do not have a TIN, apply for one immediately. To apply for an SSN, get Form SS-5, Application for a Social Security Card, from your local Social Security Administration office or get this form online at www.socialsecurity.gov/forms/ss-5.pdf. You also may get this form by calling 1-800-772-1213. Use Form W-7, Application for IRS Individual Taxpayer Identification Number, to apply for an ITIN, or Form SS-4, Application for Employer Identification Number, to apply for an EIN. You can apply for an EIN online by accessing the IRS website at www.irs.gov/businesses and clicking on Employer ID Numbers under Related Topics. You can get Forms W-7 and SS-4 from the IRS by visiting www.irs.gov or by calling 1-800-TAX-FORM (1-800-829-3676).

Payees Exempt from Backup Withholding and/or FATCA Reporting

If you are exempt from backup withholding and/or FATCA reporting, enter in Section 9, any code(s) that may apply to you.

Exempt Payee Code

Generally, individuals (including sole proprietors) are not exempt from backup withholding. Corporations are exempt from backup withholding for certain payments, such as interest and dividends. Corporations are not exempt from backup withholding for payments made in settlement of payment card or third party network transactions.

The following codes identify payees that are exempt from backup withholding:

1. An organization exempt from tax under section 501(a), any IRA, or a custodial account under section 403(b)(7) if the account satisfies the requirements of section 401

(f )(2)

2. The United States or any of its agencies or instrumentalities

3. A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies or instrumentalities

4. A foreign government or any of its political subdivisions, agencies, or instrumentalities

5. A corporation

6. A dealer in securities or commodities required to register in the United States, the District of Columbia, or a U.S. commonwealth or possession

7. A futures commission merchant registered with the Commodity Futures Trading Commission

8. A real estate investment trust

9. An entity registered at all times during the tax year under the Investment Company Act of 1940

10. A common trust fund operated by a bank under section 584(a)

11. A financial institution

12. A middleman known in the investment community as a nominee or custodian

13. A trust exempt from tax under section 664 or described in section 4947

For interest and dividends, all listed payees are exempt except payees listed in category 7. For broker transactions, payees listed in categories 1 through 4 and 6 through 11 and all C corporations are exempt. For broker transactions, S corporations must not enter an exempt payee code because they are exempt only for sales of noncovered securities acquired prior to 2012.

Exempt payees described above should complete Section 9 to avoid possible erroneous backup withholding. ENTER YOUR TAXPAYER IDENTIFICATION NUMBER AND ANY APPLICABLE EXEMPT PAYEE CODE, SIGN AND DATE THE FORM AND RETURN IT TO THE PAYER.

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Exemption from FATCA Reporting Code. The following codes identify payees that are exempt from reporting under FATCA. These codes apply to persons submitting this form for accounts maintained outside of the United States by certain foreign financial institutions. Therefore, if you are only submitting this form for an account you hold in the United States, you may leave this field blank. Consult with the person requesting this form if you are uncertain if the financial institution is subject to these requirements.

A – An organization exempt from tax under section 501(a) or any individual retirement plan as defined in section 7701(a)(37)

B – The United States or any of its agencies or instrumentalities

C – A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies, or instrumentalities

D – A corporation the stock of which is regularly traded on one or more established securities markets, as described in Reg. section 1.1472-1(c)(1)(i)

E – A corporation that is a member of the same expanded affiliated group as a corporation described in Reg. section 1.1472-1(c)(1)(i)

F – A dealer in securities, commodities, or derivative financial instruments (including notional principal contracts, futures, forwards, and options) that is registered as such under the laws of the United States or any state

G – A real estate investment trust

H – A regulated investment company as defined in section 851 or an entity registered at all times during the tax year under the Investment Company Act of 1940

I – A common trust fund as defined in section 584(a)

J – A bank as defined in section 581

K – A broker

L – A trust exempt from tax under section 664 or described in section 4947

M – A tax exempt trust under a section 403(b) plan or section 457(g) plan

Privacy Act Notice

Section 6109 requires you to provide your correct TIN to persons who must file information returns with the IRS to report interest, dividends, and certain other income paid to you, mortgage interest paid to you, mortgage interest you paid, the acquisition or abandonment of secured property, cancellation of debt, or contributions you made to an IRA, or Archer MSA or HSA. The IRS uses the numbers for identification purposes and to help verify the accuracy of your tax return. The IRS also may provide this information to the Department of Justice for civil and criminal litigation, and to cities, states, the District of Columbia and U.S. possessions to carry out their tax laws. The IRS also may disclose this information to other countries under a tax treaty, to federal and state agencies to enforce federal nontax criminal laws, or to federal law enforcement and intelligence agencies to combat terrorism. You must provide your TIN whether or not you are required to file a tax return. Payers must generally withhold 28% of taxable interest, dividend, and certain other payments to a payee who does not give a TIN to a payer. Certain penalties also may apply.

Penalties

Failure to Furnish TIN. If you fail to furnish your correct TIN to a requester, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.

Civil Penalty for False Information With Respect to Withholding. If you make a false statement with no reasonable basis which results in no backup withholding, you are subject to a $500 penalty.

Criminal Penalty for Falsifying Information. Willfully falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.

Misuse of TINs. If the requester discloses or uses taxpayer identification numbers in violation of Federal law, the payer may be subject to civil and criminal penalties.

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